Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2024	$ 4,319
Deemed dividend	(8,875)
Net income attributable to non-controlling interest (40%) - six months ended June 30, 2024	53
Balance, June 30, 2024	6,702
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2024	4,319
Non-controlling interest contribution in Accuship	5,880
Deemed dividend	(3,550)
Net income attributable to non-controlling interest (40%) - six months ended June 30, 2024	53
Balance, June 30, 2024	$ 6,702